RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2014
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 16:-    RELATED PARTY BALANCES AND TRANSACTIONS

The Company carries out transactions with related parties as detailed below.  Until November 2013, the Company's principal shareholder was also the principal shareholder of an affiliated supplier.

One of the Company's customers, Nistec, became a related party in November 2013. The Company sells products to Nistec and pays management fees to Nistec. The Company's transactions with its related parties were carried out on an arm's-length basis.

a.        Balances with related parties:

	December 31,
	2014	2013

	US Dollars in thousands

Trade accounts receivable	74	26
Trade accounts payable	32	-

b.       Transactions with related parties:

	Year ended December 31,
	2014	2013	2012

	US Dollars in thousands

Cost of revenues (*)	-	3,402	3,287
Selling, general and administrative expenses	302	52	-

(*)	The Company's purchases from such supplier accounted for 23.1% and 24.5% of its raw material costs in 2013 and 2012, respectively.